Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JUNE 28, 2019 OF

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

1.	This supplement announces a reduction in the Fund’s management fee, as well as the lowering of expense caps on total operating expenses. The following changes are effective August 13, 2019.

The following replaces the fee table and footnotes and expense example in the section of the Fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the Fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25[1,2]	2.25[2]	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class I	Class IS
Management fees	0.30	0.30	0.30	0.30	0.30	0.30
Distribution and/or service (12b-1) fees	0.15	0.15	0.50	0.25	None	None
Other expenses	0.10	0.24	0.10	0.25[6]	0.12	0.04
Total annual fund operating expenses	0.55	0.69	0.90	0.80	0.42	0.34
Fees waived and/or expenses reimbursed[7]	—	—	—	(0.05)	(0.02)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.55	0.69	0.90	0.75	0.40	0.34

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]
Shareholders purchasing Class A and Class A2 shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]
You may buy Class A or Class A2 shares in amounts of $500,000 or more ($250,000 or more as of September 13, 2019) at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

[5]
If the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.70% for Class A shares, 0.90% for Class A2 shares, 1.05% for Class C shares, 0.75% for Class FI shares, 0.40% for Class I shares and 0.35% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	280	397	525	898
Class A2 (with or without redemption at end of period)	294	441	601	1,066
Class C (with or without redemption at end of period)	92	288	500	1,110
Class FI (with or without redemption at end of period)	77	251	439	985
Class I (with or without redemption at end of period)	41	133	233	527
Class IS (with or without redemption at end of period)	35	109	191	431

Western Asset Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 13, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JUNE 28, 2019 OF

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

1.	This supplement announces a reduction in the Fund’s management fee, as well as the lowering of expense caps on total operating expenses. The following changes are effective August 13, 2019.

The following replaces the fee table and footnotes and expense example in the section of the Fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the Fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25[1,2]	2.25[2]	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class I	Class IS
Management fees	0.30	0.30	0.30	0.30	0.30	0.30
Distribution and/or service (12b-1) fees	0.15	0.15	0.50	0.25	None	None
Other expenses	0.10	0.24	0.10	0.25[6]	0.12	0.04
Total annual fund operating expenses	0.55	0.69	0.90	0.80	0.42	0.34
Fees waived and/or expenses reimbursed[7]	—	—	—	(0.05)	(0.02)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.55	0.69	0.90	0.75	0.40	0.34

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]
Shareholders purchasing Class A and Class A2 shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]
You may buy Class A or Class A2 shares in amounts of $500,000 or more ($250,000 or more as of September 13, 2019) at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

[5]
If the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.70% for Class A shares, 0.90% for Class A2 shares, 1.05% for Class C shares, 0.75% for Class FI shares, 0.40% for Class I shares and 0.35% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	280	397	525	898
Class A2 (with or without redemption at end of period)	294	441	601	1,066
Class C (with or without redemption at end of period)	92	288	500	1,110
Class FI (with or without redemption at end of period)	77	251	439	985
Class I (with or without redemption at end of period)	41	133	233	527
Class IS (with or without redemption at end of period)	35	109	191	431

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A or Class A2 shares in amounts of $500,000 or more ($250,000 or more as of September 13, 2019) at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Western Asset Short Duration Municipal Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 280
3 years	rr_ExpenseExampleYear03	397
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	898
1 year	rr_ExpenseExampleNoRedemptionYear01	280
3 years	rr_ExpenseExampleNoRedemptionYear03	397
5 years	rr_ExpenseExampleNoRedemptionYear05	525
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 898
Western Asset Short Duration Municipal Income Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%	[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 294
3 years	rr_ExpenseExampleYear03	441
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	1,066
1 year	rr_ExpenseExampleNoRedemptionYear01	294
3 years	rr_ExpenseExampleNoRedemptionYear03	441
5 years	rr_ExpenseExampleNoRedemptionYear05	601
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,066
Western Asset Short Duration Municipal Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	288
5 years	rr_ExpenseExampleYear05	500
10 years	rr_ExpenseExampleYear10	1,110
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	288
5 years	rr_ExpenseExampleNoRedemptionYear05	500
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,110
Western Asset Short Duration Municipal Income Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	251
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	985
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	251
5 years	rr_ExpenseExampleNoRedemptionYear05	439
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 985
Western Asset Short Duration Municipal Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	133
5 years	rr_ExpenseExampleYear05	233
10 years	rr_ExpenseExampleYear10	527
1 year	rr_ExpenseExampleNoRedemptionYear01	41
3 years	rr_ExpenseExampleNoRedemptionYear03	133
5 years	rr_ExpenseExampleNoRedemptionYear05	233
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 527
Western Asset Short Duration Municipal Income Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.34%
1 year	rr_ExpenseExampleYear01	$ 35
3 years	rr_ExpenseExampleYear03	109
5 years	rr_ExpenseExampleYear05	191
10 years	rr_ExpenseExampleYear10	431
1 year	rr_ExpenseExampleNoRedemptionYear01	35
3 years	rr_ExpenseExampleNoRedemptionYear03	109
5 years	rr_ExpenseExampleNoRedemptionYear05	191
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 431

[1]	Shareholders purchasing Class A and Class A2 shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.
[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A or Class A2 shares in amounts of $500,000 or more ($250,000 or more as of September 13, 2019) at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.
[5]	If the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.
[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.70% for Class A shares, 0.90% for Class A2 shares, 1.05% for Class C shares, 0.75% for Class FI shares, 0.40% for Class I shares and 0.35% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[7]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.